Expense Example - Third Avenue Value Portfolio - Third Avenue Value Portfolio [Default Label]	Apr. 24, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 134
Expense Example, with Redemption, 3 Years	427
Expense Example, with Redemption, 5 Years	741
Expense Example, with Redemption, 10 Years	$ 1,632